Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,234,277.40
Total Fee Amount	8,042.15
Total Offset Amount	0.00
Net Fee	$ 8,042.15
Offering Table N/A
Offset Table N/A	N/A